SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates in preparation of financial statements
A.	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Financial statements in U.S. dollars
B.	Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar (the "dollar").

The dollar is the functional currency of the Company and its subsidiaries in the United States and Canada. Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in Accounting Standards Codification ("ASC") 830-10 "Foreign Currency Translation" ("ASC 830-10") (formerly: Statement of Financial Accounting Standards ("SFAS") No. 52). All exchange gains and losses from remeasurement of monetary balance sheet items resulting from transactions in non-dollar currencies are recorded in the statement of operations as they arise.

The financial statements of certain subsidiaries whose functional currency is other than the dollar are translated into dollars in accordance with the principles set forth in ASC 830-10. Assets and liabilities have been translated at year-end exchange rates; results of operations have been translated at average exchange rates. The translation adjustments have been reported as a separate component of shareholders' equity.

Principles of consolidation
C.	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. All significant intercompany transactions and balances have been eliminated.

Cash and cash equivalents
D.	Cash and cash equivalents
Cash equivalents consist of short-term, highly liquid investments that are readily convertible into cash with original maturities of three months or less.
Marketable securities
E.	Marketable securities

The Company accounts for its investments in marketable securities in accordance with ASC 320-10, "Accounting for Certain Investments in Debt and Equity Securities" ("ASC 320-10") (formerly: "SFAS No. 115).

Management determines the appropriate classification of the Company's investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities for which the Company does not have the intent or ability to hold to maturity are classified as available-for-sale.

Realized gains and losses on sales of investments, as determined on a specific identification basis, were included in the consolidated statement of operations. As of December 31, 2013 the Company had no investment in marketable securities.

Fair value of financial instruments
F.	Fair value of financial instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, short-term investments, current accounts receivable, accounts payable and long-term liabilities. In view of their nature, the carrying values of the financial instruments included in working capital of the Company approximate their fair-values.

Concentrations of credit risk
G.	Concentrations of credit risk

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, and trade accounts receivables. The Company's cash and cash equivalents are invested primarily in deposits with major banks worldwide. Management believes that the financial institutions that hold the Company's investments are financially sound, and accordingly, minimal credit risk exists with respect to such investments. The Company's trade account receivables are derived from sales to customers located primarily in the U.S., Europe, Asia and Israel. The Company performs ongoing evaluations of its customers and maintains an allowance for doubtful accounts which management believes adequately covers all anticipated losses in respect of trade account receivables.

Allowance for doubtful accounts
H.	Allowance for doubtful accounts
The allowance for doubtful accounts is computed on a specific identification basis for accounts, of which the collection, in management's estimation, is doubtful.
Inventory
I.	Inventory
Inventory is presented at the lower of cost or market. Cost is determined by the "first in, first out" method.
Property and equipment
J.	Property and equipment

Property and equipment are stated at cost. Depreciation is computed using the "straight-line" method, over the estimated useful life of assets, as follows:

Computers and software	3 years
Office furniture and equipment	5- 16.5 years

Leasehold improvements are amortized, using the straight-line method, over the shorter of the lease term or the useful lives of the improvements.

Impairment of long-lived assets, goodwill and other intangible assets
K.	Impairment of long-lived assets, goodwill and other intangible assets

The Company evaluates its long-lived tangible and intangible assets for impairment in accordance with ASC 350-20, "Goodwill and Other Intangible Assets," and ASC 360-10, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Goodwill represents the excess purchase price paid by the Company over the fair value of identifiable intangible assets as a result of purchasing a business. Goodwill is not amortized but instead is tested for impairment using a two-step process that may be preceded by a qualitative impairment assessment. Qualitative impairment assessment should be made to changes in circumstances and events indicating whether some of the intangible assets were impaired. When determined, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required.  The first step involves comparing the fair value of a company's reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded. No write-offs were recorded during 2013, 2012 and 2011.

The Company regularly reviews whether facts and circumstances exist which indicate that the carrying amount of assets may not be recoverable. The Company assesses the recoverability of the carrying amount of its long-lived assets based on expected undiscounted cash flows. If an asset's carrying amount is determined to not be recoverable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such asset, in accordance with ASC 360-10 "Accounting for the Impairment or Disposal of Long-Lived Assets" ("ASC 360-10").

Software development costs
L.	Software development costs

Software development costs incurred prior to the establishment of technological feasibility are included in research and development expenses.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of a working model and the point at which a product is ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

Acquisition-related intangible assets
M.	Acquisition-related intangible assets

The Company accounts for its business combinations in accordance with ASC 805 "Business Combinations" (ASC 805-10), and with ASC 350-20 "Goodwill and Other Intangible Assets" ("ASC 350-20"). ASC 805-10 specifies the accounting for business combinations and the criteria for recognizing and reporting intangible assets apart from goodwill.

Acquisition-related intangible assets result from the Company's acquisitions of businesses accounted for under the purchase method and consist of the value of identifiable intangible assets including developed software products, established workforce and trade names, as well as goodwill. Goodwill is the amount by which the acquisition cost exceeds the fair values of identifiable acquired net assets on the date of purchase. Acquisition-related intangible assets are reported at cost, net of accumulated amortization.

Acquisition-related intangible assets amortization amounted approximately $673,000, $934,000 and $990,000 for the years ended 31 December, 2013, 2012 and 2011 respectively.

Stock-based compensation
N.	Stock-based compensation

The Company applied the provisions of ASC 718-10, "Share-Based Payment" ("ASC 718-10") (formerly: "SFAS No. 123 (Revised)"). ASC 718-10 requires employee share-based equity awards to be accounted for under the fair value method. Accordingly, stock-based compensation is measured at the grant date, based on the fair value of the award.

Revenue recognition
O.	Revenue recognition

The Company recognizes revenues in accordance with ASC 985-605-15, "Software Revenue Recognition" ("ASC 985-605-15").

In accordance with ASC 985-605-15, revenues from software license fees are recognized when persuasive evidence of an arrangement exists, the software product covered by written agreement or a purchase order signed by the customer has been delivered, the license fees are fixed and determinable and collection of the license fees is considered probable. When software arrangements involve multiple elements the Company allocates revenue to each element based on the vendor-specific objective evidence of fair-value ("VSOE"). The Company limits its assessment of VSOE for each element to the price charged when such element is sold separately.

Service revenues include consulting services, post-contract customer support and training. Revenues from consulting services are generally recognized on a time and material basis. Post-contract customer support arrangements provide for technical customer support and the right to unspecified upgrades on an if-and-when-available basis. Revenues from these arrangements are recognized ratably over the term of the support period (generally one year) and training and other service revenues are recognized as the related services are provided. Deferred revenues represent mainly amounts received on account of service agreements.

The Company's sales are made pursuant to standard purchase orders, containing payment terms averaging between 30 - 120 days. The Company's arrangements do not substantially include any refund provisions nor are payments subject to milestones. In addition, the Company's arrangements do not substantially contain customer acceptance provisions.

Research and development costs
P.	Research and development costs
Research and development costs are expensed as incurred.
Deferred income taxes
Q.	Deferred income taxes

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are computed based on the tax rates anticipated (under applicable law as of the balance sheet date) to be in effect when the deferred taxes are expected to be paid or realized.

The Company evaluates the realizability of its deferred tax assets for each jurisdiction in which it operates at each reporting date, and establishes valuation allowances when it is more likely than not that all or a portion of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The Company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and projected future taxable income.

For uncertain tax positions, the Company uses a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that the Company believes is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in the Company's income tax returns and the amount of tax benefits recognized in the Company's financial statements, represent unrecognized income tax benefits, which the Company either records as a liability or as a reduction of deferred tax assets. The Company's policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

Basic and diluted net income per share
R.	Basic and diluted net income per share

Basic and diluted net income per share have been computed in accordance with ASC 260-10 "Earning per Share" (formerly: "SFAS No. 128") using the weighted average number of ordinary shares outstanding during the relevant fiscal year, net of treasury shares. In computing diluted net income per share, the potential dilutive effect of outstanding equity awards is taken into account using the treasury stock method.

Derivative financial instruments
S.	Derivative financial instruments

The Company's primary objective in holding derivative financial instruments is to manage currency market risks. The Company transacts business in various currencies other than the U.S. dollar, primarily the Euro and New Israeli Shekel (the "NIS"). The Company has established balance sheet and forecasted transaction risk management programs to protect against volatility of future cash flows caused by changes in exchange rates. The Company uses from time to time currency forward contracts and currency options in these risk management programs. These programs reduce, but do not always entirely eliminate, the impact of currency exchange movements.

In accordance with ASC 815-10, "Accounting for Derivative Instruments and Hedging Activities", as amended, the Company recognizes all derivative instruments as either assets or liabilities on the balance sheet at fair value. Fair values of currency forward contracts and currency options are based on quoted market prices or pricing models using current market rates. The accounting for gains or losses from changes in fair value of a derivative instrument depends on whether it has been designated and qualifies for hedge accounting as well as on the type of hedging relationship.

The criteria for designating a derivative as a hedge include the instrument's effectiveness in risk reduction and one-to-one matching for the derivative instrument to its underlying transaction. Gains and losses on derivatives that are not designated as hedges for accounting purposes are recognized currently in earnings.

The Company's outstanding derivative instruments as of balance sheet dates are included in other receivables and other accrued liabilities.

Currency forward contracts and currency options, which generally expire within 12 months and are used to hedge exposures to variability in expected future foreign-denominated cash flows, are designated as cash flows hedges. For these derivatives, the effective portion of the gain or loss is reported as a component of other comprehensive income in stockholders' equity and is reclassified into earnings in the same period or periods during which the hedged transaction affects earnings, and within the same income statement line item.

The ineffective portion of the gain or loss on the derivative in excess of the cumulative change in the present or future cash flows of the hedged item, if any, is recognized in financial income (expenses) net during the period of change.

There were no foreign currency forward contracts and foreign currency options outstanding at December 31, 2013 and 2012.

Recently issued accounting pronouncements
T.	Recently issued accounting pronouncements

In February 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires companies to disclose significant amounts that have been reclassified out of accumulated other comprehensive income. Amounts that are required to be reclassified in their entirety to net income must be disclosed either on the face of the income statement or in the notes to the financial statements. Amounts that are not required to be reclassified in their entirety to net income in the same reporting period must be disclosed by a cross reference to other disclosures that provide additional information regarding such amounts. ASU No. 2013-02 is effective for fiscal years and interim periods beginning after December 15, 2012. The adoption of ASU No. 2013-02 has not had a material impact on the Company's financial position or results of operations.

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which provides explicit guidance on the financial statement presentation of an unrecognized tax benefit. ASU No. 2013-11 requires unrecognized tax benefits to be presented as a reduction to a deferred tax asset, except that, if a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position, then the unrecognized tax benefit should be presented as a liability. ASU No. 2013-11 has become effective for fiscal years and interim periods beginning after December 15, 2013. The adoption of ASU No. 2013-11 has not had a material impact on the Company's financial position or results of operations.